At NAV [Member] Average Annual Total Returns		1 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
		Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)	2.01%
At NAV [Member] | C000264028 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.15%	0.05%	2.62%
Performance Inception Date	[1]	Mar. 16, 2026
At NAV [Member] | C000264028 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		6.25%	(1.40%)	1.10%
Performance Inception Date	[1]	Mar. 16, 2026
At NAV [Member] | C000264028 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		4.79%	(0.60%)	1.36%
Performance Inception Date	[1]	Mar. 16, 2026

[1]	The Fund’s performance prior to March 16, 2026 reflects returns achieved by Class Institutional 3 shares of Columbia Bond Fund (the Predecessor Fund), a series of Columbia Funds Series Trust I. Performance information has not been adjusted to reflect any differences in fees and expenses between the Predecessor Fund and the Fund. If differences in fees and expenses were reflected or had the Predecessor Fund been structured as an ETF, the returns for all periods shown may have differed. The Predecessor Fund was managed by the same investment manager and its investment objective and investment strategy were substantially similar to those of the Fund.